Capital and financial risk management - Liquidity risk - Maturity profile for non-derivative financial liabilities - Tabular disclosure (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 105,149	€ 110,089
Effect of discount/financing rates	(23,341)	(23,085)
Anticipated future cash flows, net	81,808	87,004
Not later than one year [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	32,128	31,106
Later than one year and not later than two years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,353	8,858
Later than two years and not later than three years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,294	6,163
Later than three years and not later than four years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	7,757	7,526
Later than four years and not later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,325	8,523
Later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	46,292	47,913
Trade payables and other financial liabilities
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	15,421	16,913
Effect of discount/financing rates	(3)	(1)
Anticipated future cash flows, net	15,418	16,912
Trade payables and other financial liabilities | Not later than one year [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	15,370	16,884
Trade payables and other financial liabilities | Later than one year and not later than two years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	51	29
Bank loans and Commercial paper
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	869	1,372
Effect of discount/financing rates	(74)	(55)
Anticipated future cash flows, net	795	1,317
Bank loans and Commercial paper | Not later than one year [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	308	700
Bank loans and Commercial paper | Later than one year and not later than two years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	235	33
Bank loans and Commercial paper | Later than two years and not later than three years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	110	411
Bank loans and Commercial paper | Later than three years and not later than four years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	18	2
Bank loans and Commercial paper | Later than four years and not later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	70	205
Bank loans and Commercial paper | Later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	128	21
Bonds [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	65,066	69,058
Effect of discount/financing rates	(20,950)	(21,027)
Anticipated future cash flows, net	44,116	48,031
Bonds [Member] | Not later than one year [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,234	3,569
Bonds [Member] | Later than one year and not later than two years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,070	6,190
Bonds [Member] | Later than two years and not later than three years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,725	3,786
Bonds [Member] | Later than three years and not later than four years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,500	5,746
Bonds [Member] | Later than four years and not later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,212	6,253
Bonds [Member] | Later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	42,325	43,514
Lease liabilities [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	15,257	14,286
Effect of discount/financing rates	(1,893)	(1,747)
Anticipated future cash flows, net	13,364	12,539
Lease liabilities [Member] | Not later than one year [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,452	3,130
Lease liabilities [Member] | Later than one year and not later than two years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,574	2,189
Lease liabilities [Member] | Later than two years and not later than three years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,200	1,759
Lease liabilities [Member] | Later than three years and not later than four years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,981	1,579
Lease liabilities [Member] | Later than four years and not later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,810	1,387
Lease liabilities [Member] | Later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,240	4,242
Other borrowings
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,536	8,460
Effect of discount/financing rates	(421)	(255)
Anticipated future cash flows, net	8,115	8,205
Other borrowings | Not later than one year [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,764	6,823
Other borrowings | Later than one year and not later than two years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	423	417
Other borrowings | Later than two years and not later than three years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	259	207
Other borrowings | Later than three years and not later than four years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	258	199
Other borrowings | Later than four years and not later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	233	678
Other borrowings | Later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	599	136
Total borrowings
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	89,728	93,176
Effect of discount/financing rates	(23,338)	(23,084)
Anticipated future cash flows, net	66,390	70,092
Total borrowings | Not later than one year [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	16,758	14,222
Total borrowings | Later than one year and not later than two years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,302	8,829
Total borrowings | Later than two years and not later than three years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,294	6,163
Total borrowings | Later than three years and not later than four years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	7,757	7,526
Total borrowings | Later than four years and not later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,325	8,523
Total borrowings | Later than five years [Member]
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 46,292	€ 47,913